Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) reinsurer	Dec. 31, 2018 USD ($)
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 418.2	$ 384.0
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 326.4
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	2.5
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	89.0
Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.3
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	417.2
A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	412.6
A Plus Plus or A Plus | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	320.8
A Plus Plus or A Plus | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	2.5
A Plus Plus or A Plus | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	89.0
A Plus Plus or A Plus | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.3
B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.6
B Plus Plus or B Plus | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.6
B Plus Plus or B Plus | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
B Plus Plus or B Plus | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
B Plus Plus or B Plus | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 0.0